Accounts Receivable, net - Accounts Receivable (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Gross accounts receivable	$ 279,941	$ 61,519	$ 168,385
Less: allowance for doubtful accounts	(43,116)	(2,635)	(21,581)
Accounts receivable, net	$ 236,825	$ 58,884	$ 146,804